10. Related Party Transactions (Details Narrative) - CAD	12 Months Ended
	Mar. 31, 2015	Jun. 30, 2015	Mar. 31, 2014
Related Party Transactions Details Narrative
Due from related party	CAD 29,967	CAD 30,822	CAD 0
Due to related party	52,030	CAD 52,030	64,030
Amounts receivable from shareholder (Note 10)	29,967		CAD 0
Management fees and consulting fees waived by officers	CAD 363,750